Matthews Japan Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 96.4%
	Shares	Value
Information Technology: 20.8%
Semiconductors & Semiconductor Equipment: 8.6%
Tokyo Electron, Ltd.	400	$103,763
Renesas Electronics Corp.	3,900	69,164
Disco Corp.	100	36,466
		209,393
IT Services: 5.5%
NEC Corp.	1,000	72,781
OBIC Co., Ltd.	400	60,299
		133,080
Electronic Equipment, Instruments & Components: 3.8%
Keyence Corp.	200	92,623
Technology Hardware, Storage & Peripherals: 2.8%
FUJIFILM Holdings Corp.	3,000	67,158
Software: 0.1%
Appier Group, Inc.[a]	200	2,062
Total Information Technology		504,316

Consumer Discretionary: 19.6%
Broadline Retail: 4.9%
Pan Pacific International Holdings Corp.	2,300	60,864
Isetan Mitsukoshi Holdings, Ltd.	3,600	58,278
		119,142
Automobiles: 4.4%
Toyota Motor Corp.	2,600	65,384
Suzuki Motor Corp.	3,600	40,937
		106,321
Specialty Retail: 3.8%
Fast Retailing Co., Ltd.	200	61,726
ZOZO, Inc.	1,200	29,710
		91,436
Textiles, Apparel & Luxury Goods: 2.5%
Asics Corp.	900	42,257
Goldwin, Inc.	300	19,037
		61,294
Automobile Components: 2.5%
Denso Corp.	2,500	47,656
Yokohama Rubber Co., Ltd.	500	13,433
		61,089
Hotels, Restaurants & Leisure: 1.5%
Kyoritsu Maintenance Co., Ltd.	1,600	36,579
Total Consumer Discretionary		475,861

Industrials: 18.3%
Trading Companies & Distributors: 5.9%
Mitsubishi Corp.	3,200	73,644
ITOCHU Corp.	1,600	68,336
		141,980

	Shares	Value
Industrial Conglomerates: 5.3%
Hitachi, Ltd.	1,000	$90,885
Hikari Tsushin, Inc.	200	37,438
		128,323
Electrical Equipment: 2.9%
GS Yuasa Corp.	1,800	37,322
Mitsubishi Electric Corp.	2,000	33,321
		70,643
Professional Services: 1.8%
Recruit Holdings Co., Ltd.	1,000	43,800
Construction & Engineering: 1.6%
Kajima Corp.	1,900	38,855
Machinery: 0.8%
THK Co., Ltd.	800	18,712
Total Industrials		442,313

Financials: 12.6%
Insurance: 3.9%
Tokio Marine Holdings, Inc.	3,000	93,660
Financial Services: 3.4%
ORIX Corp.	3,800	82,807
Banks: 3.2%
Mitsubishi UFJ Financial Group, Inc.	7,600	77,082
Consumer Finance: 2.1%
Credit Saison Co., Ltd.	2,500	51,323
Total Financials		304,872

Materials: 7.5%
Chemicals: 5.8%
Shin-Etsu Chemical Co., Ltd.	2,400	104,757
Mitsui Chemicals, Inc.	1,200	35,093
		139,850
Construction Materials: 0.9%
Taiheiyo Cement Corp.	1,000	22,967
Metals & Mining: 0.8%
Nippon Steel Corp.	800	19,183
Total Materials		182,000

Consumer Staples: 5.3%
Food Products: 2.4%
Ajinomoto Co., Inc.	1,600	59,541
Household Products: 1.6%
Unicharm Corp.	1,200	38,209
Consumer Staples Distribution & Retail: 1.3%
Trial Holdings, Inc.[a]	1,800	31,339
Total Consumer Staples		129,089
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Matthews Japan Active ETF	March 31, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Health Care: 5.1%
Pharmaceuticals: 2.7%
Daiichi Sankyo Co., Ltd.	1,100	$34,873
Sawai Group Holdings Co., Ltd.	800	31,250
		66,123
Health Care Equipment & Supplies: 2.4%
Terumo Corp.	3,200	58,346
Total Health Care		124,469

Real Estate: 4.2%
Real Estate Management & Development: 4.2%
Mitsui Fudosan Co., Ltd.	6,000	64,363
Mitsubishi Estate Co., Ltd.	2,100	38,089
Total Real Estate		102,452

Communication Services: 3.0%
Entertainment: 1.5%
Capcom Co., Ltd.	2,000	37,345
Wireless Telecommunication Services: 1.5%
SoftBank Group Corp.	600	35,530
Total Communication Services		72,875

TOTAL COMMON EQUITIES		2,338,247
(Cost $2,084,708)
SHORT-TERM INVESTMENTS: 2%
	Shares	Value
Money Market Funds: 2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[b]	47,817	$47,817
(Cost $47,817)

Total Investments: 98.4%		2,386,064
(Cost $2,132,525)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%		39,678
Net Assets: 100.0%		$2,425,742

a	Non-income producing security.
b	Rate shown is the current yield as of March 31, 2024.

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